SHARE OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the share option activity under the 2005 and 2009 Plans is as follows:

	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6	Tranche 7	Tranche 8

	October 22,	March 28,	June 16,	January 4,	January 3,	January 3,	January 2,
Grant date	2007	2008	2008	2010	2011	2012	2013

Options outstanding as of October 1, 2011	5,000	130,167	10,000	120,000	120,000	-	-
Number of options granted	-	-	-	-	-	365,000	-
Options exercised	-	-	-	-	-	-	-
Options expired	-	(5,667)	-	-	(5,000)	-	-

Options outstanding as of September 30, 2012	5,000	124,500	10,000	120,000	115,000	365,000	-
Number of options granted	-	-	-	-	-	-	360,000
Options cancelled/expired	(5,000)	(124,500)	(10,000)	-	-	-	-
Outstanding as of September 30, 2013	-	-	-	120,000	115,000	365,000	360,000

Options vested and exercisable
At September 30, 2012	5,000	124,500	10,000	120,000	115,000	365,000	-

At September 30, 2013	-	-	-	120,000	115,000	365,000	360,000

Weighted average fair value at the grant date (USD)	4.55	2.69	3.42	7.20	6.08	1.45	0.76

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	2	3*	4	5	6	7	8

Exercise price (USD)	9.27	5.30	6.64	12.23	10.84	2.55	1.44
Average risk-free interest rate	4.08%	2.51%	3.73%	1.66%	1.03%	0.40%	0.37%
Expected option life (year)	3.8	2.7	2.9	3	3	3	3
Volatility rate	60.86%	78.17%	77.27%	92.81%	88.03%	90.30%	81.98%
Dividend yield	-	-	-	-	-	-	-

*       Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.